LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENT
13.	LONG-TERM INVESTMENT

Equity method investment

On October 1, 2008, the Company completed the purchase of 33% equity interest in VanceInfo Financial Service, a China-based company providing IT outsourcing services to multinational financial institutions, with an investment cost of $841. The Company accounted for the investment using equity method of accounting because the Company has the ability to exercise significant influence over the investee. On July 2, 2010, the Company acquired the remaining equity interest of VanceInfo Financial Service.

In September 2010, VanceInfo BVI, through one of its subsidiaries, made a strategic investment in VanceInfo Australia, an Australia-based IT services and solution provider for Australian telecom and technology companies. Under the terms of the agreement, the Company made a payment of $200 in cash for an initial equity interest of 20% of VanceInfo Australia in convertible redeemable preferred stock, with an exclusive option right to acquire the remaining 80% of the equity within the next 12 months.

As the Group has significant influence over VanceInfo Australia, the investment has been recorded using the equity method of accounting.

The investment earnings/(loss) generated from two equity method investments for the years ended December 31, 2009, 2010 and 2011 was $69, $151 and $(35), respectively.

In July 2011, the Company acquired the remaining equity interest of VanceInfo Australia as set out in Note 4.